Note 9 - Debt, Net - Components of Recorded Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest Expense, Debt	$ 15,072	$ 15,641	$ 34,959	$ 30,039	$ 64,844	$ 50,893
Amortization of Debt Issuance Costs	635	503	1,307	1,002	2,047	1,802
Capitalized interest	(290)	(272)	(334)	(417)	$ (551)	$ 0
Other interest expense	8	0	8	0
The 2.0 Lien Notes [Member]
Interest Expense, Debt	5,085	6,997	12,901	13,743
The 1.5 Lien Notes [Member]
Interest Expense, Debt	3,496	4,601	8,635	9,034
The 1.25 Lien Note [Member]
Interest Expense, Debt	2,866	852	6,218	1,130
First Lien Agreement [Member]
Interest Expense, Debt	1,708	2,547	4,575	5,058
Sprott Credit Agreement
Interest Expense, Debt	796	0	796	0
Subordinated Notes [Member]
Interest Expense, Debt	711	0	711	0
Promissory Note
Interest Expense, Debt	$ 57	$ 413	$ 142	$ 489